Financial Liabilities at Amortized Cost (Details) - Schedule of Financial Liabilities at Amortized Cost - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Liabilities at Amortized Cost [Abstract]
Current accounts and other demand deposits	$ 13,670,793	$ 13,592,155
Saving accounts and time deposits	15,538,196	14,358,987
Obligations by repurchase agreements and securities lending	157,173	216,264
Borrowings from financial institutions	5,360,715	5,397,676
Debt financial instruments issued	9,360,065	9,267,947
Other financial obligations	339,305	344,030
Total	$ 44,426,247	$ 43,177,059